Other Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Current Liabilities [Abstract]
Deferred income	$ 10	$ 13
Deferred taxation. Refer to Note 7.	12	8
Pension and other post-retirement medical benefits. Refer to Note 26.	14	14	13
Accrual for power	42	18
Other (including accrued liabilities)	75	67
Other current liabilities	153	120
Other Liabilities, Non-Current [Abstract]
Deferred income	7	5
Taxation. Refer to Note 7.	52	149
Other creditors	10	9
Other non-current liabilities	$ 69	$ 163